Schedule II - Valuation And Qualifying Accounts	6 Months Ended
Jun. 30, 2011
Schedule II - Valuation And Qualifying Accounts
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (in thousands):

	Balance at Beginning of Year	Additions Charged to Expense	(Deductions)	Balance at End of Year
Inventory reserves:
2010	$2,497	$1,401	$(2,217)	$1,681
2009	—	2,497	—	2,497